Share-based Awards (Tables)	6 Months Ended
Jun. 30, 2015
Summary of Stock Option Activity
The following table summarizes option activity for the six months ended June 30, 2015:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2014	2,227,700	$28.00	$10.40

Granted	259,059	$68.25	$19.75
Exercised	(422,255)	$26.07	$10.03
Forfeited	(46,648)	$23.97	$9.45

Outstanding at June 30, 2015	2,017,856	$33.67	$11.70	4.85

Exercisable at June 30, 2015	962,227	$25.88	$9.91	3.51

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the six months ended June 30, 2015:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2014	1,203,150	$30.54	$10.98

Granted	259,059	$68.25	$19.75
Vested	(377,436)	$28.22	$10.48
Forfeited	(29,144)	$25.19	$10.20

Non vested outstanding at June 30, 2015	1,055,629	$40.77	$13.33

Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions used were as follows:

	Six Months Ended
	June 30,	June 30,
	2015	2014

Weighted average fair value	$19.75	$12.24

Assumptions:
Expected volatility	30%	32%
Dividend yield	0%	0%
Risk-free interest rate	1.58%	1.54%
Expected life	5 years	5 years

RSU and PSU Activity
The following table summarizes RSU and PSU activity for the six months ended June 30, 2015:

	PSU Outstanding Number of Shares	PSU Weighted Average Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2014	669,171	$39.78	1.77	1,038,996	$35.19	1.67

Granted	269,875	$68.07		378,804	$66.85
Shares vested	-	-		(222,805)	$25.36
Forfeited	(3,981)	$31.49		(39,677)	$39.26

Outstanding at June 30, 2015	935,065	$47.24	1.72	1,155,318	$47.32	1.92

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the three and six months ended June 30, 2015 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
	(In thousands)		(In thousands)
Direct costs	$4,636	$3,144	$7,966	$5,373
Selling, general and administrative	4,333	2,562	7,046	4,378

	$8,969	$5,706	$15,012	$9,751